Provisions - Schedule of Provisions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 30, 2023
Provisions - Schedule of Provisions (Details) [Line Items]
Balance		$ 8,403
Balance	$ 609	609
Provisions made during the year
Provisions used during the year		(4,972)
Provisions reversed during the year		(2,822)
Transfers
Movements during the period
Onerous contract provisions [Member]
Provisions - Schedule of Provisions (Details) [Line Items]
Balance		8,403
Balance	412	412
Provisions made during the year
Provisions used during the year		(4,972)
Provisions reversed during the year		(2,822)
Transfers		(197)
Movements during the period
Warranties [Member]
Provisions - Schedule of Provisions (Details) [Line Items]
Balance
Balance	197	197
Provisions made during the year
Provisions used during the year
Provisions reversed during the year
Transfers		$ 197
Movements during the period